UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:4/30/14

Item 1.  Reports to Stockholders.

Annual Report

April 30, 2014

1-888-451-TPFG

www.TPFG.com

Distributed by Northern Lights Distributors, LLC

FINRA Member

Dear Fellow Shareholders:

It is my pleasure to offer The Pacific Financial Mutual Funds Annual Report (the “Annual Report”).  The annual report is comprehensive; however, I would like to offer some additional details.  Pacific Financial Mutual Funds are comprised of six mutual funds: Core Equity Fund, Explorer Fund, International Fund, Tactical Fund, Strategic Conservative Fund, and Faith & Values Based Moderate Fund.  There are two classes of shares, Institutional and Investor, for each of the funds.  At year end (April 30, 2014), a total of about $464,449,964 was under management in these funds.  Of that total, about 73% or $339,131,161 was invested in Investor class shares, and about 27% or $125,318,803 was invested in Institutional class shares (the prospectus clearly explains the differences of these two share classes).  For the sake of clarity, this commentary refers to the performance of the Institutional Class shares in the Annual Report.  The same investment methods and strategies were used in both share classes, but, because of different characteristics of the shares, there are variances in performance between the two.  Please refer to the prospectus and Annual Report to see the differences explained in detail.

In general, the twelve months ended April 30, 2014, were positive for our mutual funds and the global financial markets, but the final month proved to be challenging. Unless otherwise indicated, the returns cited below represent returns for the 12 months ended April 30, 2014. The statistics cited below are as of April 30, 2014.

Core Equity Fund

The S&P 500 Price Index (the fund’s benchmark) was up 17.93%.  The Core Equity Fund finished up 16.96%.  The S&P 500 Total Return Index (dividends reinvested) rose 20.44%.  The portfolio generated excess returns for over 11 of the 12 months ending 4/30/14, but dipped below the benchmark with 3 weeks remaining in the time period as growth stocks sold off.  Equities climbed a wall of worry throughout the year, as investors spent much of their time anticipating the effects of the Fed’s tapering of their bond purchasing program known as QE3.  The leading contributors to the fund’s performance were the Vanguard S&P 500 ETF (37.85% of portfolio) adding 3.99% on a weighted basis, iShares Core S&P SmallCap (0%) 2.58% and Legg Mason Opportunity Fund (13.55% of portfolio) 1.87%.  Allocations to PowerShares Dynamic Large Cap Growth (0% of portfolio) (-0.39%) and Morgan Stanley Mid Cap Growth (0% of portfolio) (-0.31%) were the leading detractors for the period.

Explorer Fund

The Explorer Fund had a positive year returning 16.94%.  The S&P 500 Price Index (the benchmark) was up 17.93% and the S&P 500 Total Return Index (dividends reinvested) rose 20.44%.  The fund outpaced the benchmark index throughout the majority of the 12 months ending 4/30/14, however returns dropped below the index during the final week of the period.  Healthcare exposure, more specifically pharmaceutical and biotech, contributed significant excess return until early March 2014, at which point a sharp reversal in the high growth sectors adversely affected the portfolio.  Even so, PowerShares Dynamic Pharmaceuticals (7.25% of portfolio) was the leading contributor adding 2.79% on a weighted basis while Ivy Science & Technology Fund (7.10% of portfolio) added 1.62%.  In addition, allocations to consumer discretionary and small capitalization stocks added to performance.  The leading detractors for the period were Real Estate (-0.50%) and Broker Dealers (-0.35%).

International Fund

The International Fund posted a positive return of 11.61%, while the MSCI EAFE NR Index (the benchmark) returned 13.35%.  While we underperformed for the period, the fund enjoyed excess return over the index until the final few weeks.  There was a wide disparity in returns amongst individual international markets, and developed markets generally performed better than emerging markets.  Our fund placed more emphasis on developed markets. Two leading contributors were actively managed funds, Oakmark International (0% of portfolio) (3.13%) and Thornburg International Growth (0% of portfolio) (3.05%). The leading performance detractors were Pimco International Stocks Plus AR Strat USD (0% of portfolio)  (-0.74%) and Pimco International Stocks Plus AR Unhedged (0% of portfolio)  (-0.76).  Another detractor was William Blair Emerging Markets Small Cap Growth (0% of portfolio) (-0.43%).

Strategic Conservative

The Strategic Conservative Fund was down -2.15%, while the Barclays Capital Intermediate Government/Credit Total Return Bond Index (the benchmark) lost -0.24%.  The fund got off to a rough start in May and June of 2013 following Fed Chairman Bernanke’s taper alert, as yields rose simultaneously with credit spreads widening.  A relative performance gap opened up that was never materially closed.  Guggenheim Floating Rate Strategies Fund (13.89% of portfolio) was the strongest contributor adding 0.54% on a weighted basis.  Other contributors included Thompson Bond Fund (10.94% of portfolio) which added 0.47% on a weighted basis while Frost Total Return (14.88%) added 0.45%.  The leading detractors for the period were Pimco Total Return (0% of portfolio)  (-0.55%), Pimco Income (8.68% of portfolio) (-.51%), and DoubleLine Total Return (0% of portfolio) (-0.27%).

Tactical Fund

The Tactical Fund posted a positive return of 0.25% for the year ending 4/30/14.  The fund strives to provide a positive return over any 12-month rolling period and was able to accomplish this goal this past year.  The fund’s fixed income exposure adversely affected performance in spring/early summer, however a few of the positions were able to make positive contributions over the 12 months. A modest allocation to equity in the fall of 2013 was a benefit to returns.  The Leader Short Term Bond Fund (13.73% of portfolio) was the strongest contributor with a return of 0.69% on a weighted basis, closely followed by Guggenheim Floating Rate Strategies (15.76% of portfolio) with 0.68%.  Largest detractors for the period on a weighted basis were Pimco Income (0% of portfolio) (-.48%), Angel Oak Multi-Strategy Income (0% of portfolio) (-0.36%), and DoubleLine Total Return (0% of portfolio) (-0.25%).

Faith & Values Based Moderate Fund

The Faith & Values Based Moderate Fund has been added to the group of funds. The fund has been dormant, but we expect it to become active in the second half of calendar year 2014.

We are always looking for ways to improve our investment process and how we construct portfolios.  We look forward to the challenges and opportunities that we face as investment managers.

Thank you for your confidence in The Pacific Financial Mutual Funds.

Very truly yours,

James C. McClendon, C.E.O. and Senior Managing Director

The Pacific Financial Group, Inc.

Mutual Funds Involve Risk Including Possible Loss of Principal.  Past performance is no guarantee of future results.  Investment return and principal value will vary.  Investors’ shares when redeemed may be worth more or less than original cost.  Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares.  The Funds’ prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing.  Before investing you should carefully consider the investment objectives, risks, shares and expenses of the Pacific Financial family of Funds.  This and other important information about the Fund is contained in the prospectus, to obtain an additional prospectus please call 1-888-451-TPFG.  The prospectus should be read carefully before investing.  The Pacific Financial family of funds is distributed by Northern Lights Distributors, LLC member FINRA.

The S&P 500 Price Index is an unmanaged broad measure of the U.S. stock market.  Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.  The S&P 500 Total Return Index returns assume reinvestment of dividends.  The MSCI EAFE Index is a market-weighted index composed of companies representative of the market structure of 20 developed market countries in Europe, Australasia and the Far East.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.  The Barclays Intermediate Government Index is an unmanaged index that tracks the performance of intermediate US government securities.  Index returns assume reinvestment of dividends, Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect and fees or expenses.  The 90 Day Treasury Bill Index in as unmanaged index generally considered representative of the performance of short-term money instruments.  U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest maturity.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

2095-NLD-05/22/2014

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2014

The Fund's performance figures* for the year ending April 30, 2014, compared to its benchmark:

	Six Months	One Year	Annualized Three Year	Annualized Five Year	Annualized Since Inception (7/2/07)
Pacific Financial Core Equity Fund - Institutional Class	5.51%	16.96%	7.88%	14.85%	1.74%
Pacific Financial Core Equity Fund - Investor Class	5.17%	16.18%	7.12%	14.07%	11.75% **
S&P 500 Total Return Index ***	8.36%	20.44%	13.83%	19.14%	5.47%

Comparison of the Change in Value of a $10,000 Investment

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund's total annual operating expenses were 2.06% for Institutional Class Shares and 2.81% for Investor Class shares per the August 28, 2013 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date for Investor Class is January 2, 2009.

*** The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Holdings By Sector				% of Net Assets
Equity Funds				85.89%
Asset Allocation Funds				13.46%
Other Assets in Excess of Liabilities				0.65%
				100.00%
Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2014

The Fund's performance figures* for the year ending April 30, 2014, compared to its benchmark:

	Six Months	One Year	Annualized Three Year	Annualized Five Year	Annualized Since Inception (7/2/07)
Pacific Financial Explorer Fund - Institutional Class	5.45%	16.94%	6.16%	12.19%	1.19%
Pacific Financial Explorer Fund - Investor Class	5.11%	16.04%	5.40%	11.49%	9.69% **
S&P 500 Total Return Index ***	8.36%	20.44%	13.83%	19.14%	5.47%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund's total annual operating expenses were 2.16% for Institutional Class Shares and 2.91% for Investor Class shares per the August 28, 2013 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date for Investor Class is January 2, 2009.

*** The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Holdings By Sector		% of Net Assets
Growth & Income		28.43%
Equity		23.72%
Technology		12.45%
Large Cap Value		10.02%
Health & Biotechnology		7.24%
Blue Chip		4.99%
Energy		4.99%
Aggressive Growth		3.99%
Other*		3.98%
Other Assets in Excess of Liabilities		0.19%
		100.00%

* Other represents less than 3.99% weightings in the following industries: Real Estate and Utility.
Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2014

The Fund's performance figures* for the year ending April 30, 2014, compared to its benchmark:

	Six Months	One Year	Annualized Three Year	Annualized Five Year	Annualized Since Inception (7/2/07)
Pacific Financial International Fund - Institutional Class	2.04%	11.61%	(2.93)%	6.56%	(6.64)%
Pacific Financial International Fund - Investor Class	1.69%	10.68%	(3.64)%	5.82%	1.13% **
MSCI EAFE Net Total Return Index ***	4.44%	13.35%	5.66%	13.58%	0.51%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized.  The Fund's total annual operating expenses were 2.95% for Institutional Class Shares and 3.70% for Investor Class shares per the August 28, 2013 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date for Investor Class is January 2, 2009.

*** The MSCI EAFE Net Total Return Index is a market-weighted index composed of companies representative of the market structure of 22 developed market countries in Europe, Australasia and the Far East.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Holdings By Asset Class	% of Net Assets
Mutual Funds	75.66%
Exchange Traded Funds	20.92%
Other Assets in Excess of Liabilities	3.42%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2014

The Fund's performance figures* for the year ending April 30, 2014, compared to its benchmark:

	Six Months	One Year	Annualized Three Year	Annualized Five Year	Annualized Since Inception (7/2/07)
Pacific Financial Strategic Conservative Fund - Institutional Class	0.96%	(2.15)%	3.04%	4.14%	2.62%
Pacific Financial Strategic Conservative Fund - Investor Class	0.63%	(2.83)%	2.29%	3.40%	2.83% **
Barclays Intermediate Government/Credit Index ***	0.88%	(0.24)%	2.92%	4.19%	4.71%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund's total annual operating expenses were 2.15% for Institutional Class Shares and 2.90% for Investor Class shares per the August 28, 2013 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date for Investor Class is January 2, 2009.

*** The Barclays Intermediate Government/Credit Index is an unmanaged index that tracks the performance of intermediate US government securities.   Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Holdings By Asset Class				% of Net Assets
Debt Funds				89.97%
Asset Allocation Funds				6.90%
Equity Funds				1.96%
Other Assets in Excess of Liabilities				1.17%
				100.00%
Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO REVIEW (Unaudited)
April 30, 2014

The Fund's performance figures* for the year ending April 30, 2014, compared to its benchmark:

	Six Months	One Year	Annualized Three Year	Annualized Five Year	Annualized Since Inception (7/2/07)
Pacific Financial Tactical Fund - Institutional Class	1.66%	0.25%	2.07%	2.83%	1.28%
Pacific Financial Tactical Fund - Investor Class	1.23%	(0.50)%	1.30%	2.09%	1.92% **
B of A Merrill Lynch 3 Month Treasury Bill Index ***	0.03%	0.06%	0.08%	0.11%	0.74%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund's total annual operating expenses were 2.42% for Institutional Class Shares and 3.17% for Investor Class shares per the August 28, 2013 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date for Investor Class is January 2, 2009.

*** The B of A Merrill Lynch 3 Month Treasury Bill Index is an unmanaged index that measures returns of the three-month Treasury Bills. Investors may not invest in the Index directly; unlike the Fund's returns, the Index does no reflect any fees and expenses.

Holdings By Asset Class				% of Net Assets
Debt Funds				65.52%
Asset Allocation Funds				30.14%
Other Assets in Excess of Liabilities				4.34%
				100.00%
Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS		April 30, 2014

Shares	Description	Value
	MUTUAL FUNDS - 57.13%
	ASSET ALLOCATION FUND - 13.46%
1,379,683	Legg Mason Opportunity Trust	$ 25,551,733

	EQUITY FUNDS - 43.67%
489,305	American Beacon Bridgeway Large Cap Value Fund	10,872,366
775,118	Fidelity Large Cap Stock Fund	21,517,279
555,178	Franklin Strategic Series - Franklin Small Cap Growth Fund II	10,109,783
338,003	MFS Equity Opportunities Fund	9,291,704
336,158	Oakmark Fund	21,816,662
285,289	Wells Fargo Advantage Special Mid CapValue Fund	9,311,826
		82,919,620
	TOTAL MUTUAL FUNDS (Cost - $101,772,166)	108,471,353

	EXCHANGE TRADED FUNDS - 42.22%
46,293	iShares Core S&P 500 ETF	8,774,375
413,643	Vanguard S&P 500 ETF	71,390,645
	TOTAL EXCHANGE TRADED FUNDS (Cost - $78,307,677)	80,165,020

	SHORT-TERM INVESTMENTS - 0.38%
	MONEY MARKET FUND - 0.38%
727,620	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $727,620)	727,620

	TOTAL INVESTMENTS - 99.73% (Cost - $180,807,463) (a)	$ 189,363,993
	OTHER ASSETS AND LIABILITIES - NET - 0.27%	502,303
	TOTAL NET ASSETS - 100.00%	$ 189,866,296

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 8,556,530
	Unrealized depreciation	-
	Net unrealized appreciation	$ 8,556,530

** Money market fund; interest rate reflects seven day effective yield on April 30, 2014.

See accompanying notes to financial statements.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS		April 30, 2014

Shares	Description	Value
	MUTUAL FUND - 7.09%
	TECHNOLOGY FUND - 7.09%
139,785	Ivy Science and Technology Fund (Cost $7,350,187)	$ 7,633,675

	EXCHANGE TRADED FUNDS - 92.72%
	AGGRESSIVE GROWTH - 3.99%
55,141	WisdomTree MidCap Dividend Fund	4,299,895

	BLUE CHIP - 4.99%
58,783	ProShares Large Cap Core Plus	5,373,354

	ENERGY - 4.99%
39,814	Vanguard Energy ETF	5,371,705

	EQUITY FUNDS - 23.72%
236,106	First Trust Industrials/Producer Durables AlphaDEX Fund	6,972,210
45,554	Guggenheim S&P 500 Equal Weight Consumer Staples ETF	4,306,675
69,567	iShares US Aerospace & Defense ETF	7,560,542
28,366	Vanguard Consumer Staples ETF	3,222,996
34,240	Vanguard Industrials ETF	3,475,703
		25,538,126
	GROWTH & INCOME - 28.43%
177,350	Vanguard S&P 500 ETF	30,608,836

	HEALTH & BIOTECHNOLOGY - 7.24%
135,172	Powershares Dynamic Pharmaceuticals Portfolio	7,795,369

	LARGE CAP VALUE - 10.02%
206,386	Guggenheim S&P 500 Pure Value ETF	10,785,732

	REAL ESTATE - 1.99%
62,597	Schwab U.S. REIT ETF	2,149,581

	TECHNOLOGY - 5.36%
73,770	iShares PHLX Semiconductor ETF	5,768,076

	UTILITY - 1.99%
22,811	Vanguard Utilities ETF	2,142,181

	TOTAL EXCHANGE TRADED FUNDS (Cost - $96,623,169)	99,832,855

See accompanying notes to financial statements.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (Continued)		April 30, 2014

Shares	Description	Value
SHORT-TERM INVESTMENTS - 1.13%
MONEY MARKET FUND - 1.13%
1,223,057	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $1,223,057)	$ 1,223,057

	TOTAL INVESTMENTS - 100.94% (Cost - $105,196,413) (a)	$ 108,689,587
	OTHER ASSETS AND LIABILITIES - NET - (0.94)%	(1,016,163)
	TOTAL NET ASSETS - 100.00%	$ 107,673,424

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $105,239,814 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 4,018,859
	Unrealized depreciation	(569,086)
	Net unrealized appreciation	$ 3,449,773

** Money market fund; interest rate reflects seven day effective yield on April 30, 2014.

See accompanying notes to financial statements.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS		April 30, 2014

Shares	Description	Value
	MUTUAL FUNDS - 75.66%
	EQUITY FUNDS - 75.66%
107,734	Artisan Global Value Fund	$ 1,686,043
291,820	Dodge & Cox Global Stock Fund	3,504,755
35,497	Harbor Global Growth Fund	787,689
49,509	Hartford International Small Company Fund	887,692
78,422	Lazard International Small Cap Equity Portfolio	844,601
272,416	Munder International Small-Mid Cap Fund	3,053,780
50,485	Oakmark Global Fund	1,545,857
166,203	Oberweis International Opportunities Fund	3,204,396
73,998	Polaris Global Value Fund	1,596,135
72,389	T Rowe Price International Funds - European Stock Fund	1,612,109
386,635	Templeton Institutional Funds - Global Equity Series Fund	4,558,430
37,746	Wasatch World Innovators Fund	875,319

	TOTAL MUTUAL FUNDS (Cost - $23,659,637)	24,156,806

	EXCHANGE TRADED FUNDS - 20.92%
	EQUITY FUNDS - 20.92%
90,069	iShares MSCI Belgium Capped ETF	1,584,314
22,680	iShares MSCI Spain Capped ETF	951,880
66,364	WisdomTree Europe SmallCap Dividend Fund	4,143,768

	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,601,086)	6,679,962

	SHORT-TERM INVESTMENTS - 1.03%
	MONEY MARKET FUND - 1.03%
326,687	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $326,687)	326,687

	TOTAL INVESTMENTS - 97.61% (Cost - $30,587,410) (a)	$ 31,163,455
	OTHER ASSETS AND LIABILITIES - NET - 2.39%	764,609
	TOTAL NET ASSETS - 100.00%	$ 31,928,064

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $30,587,613 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 978,321
	Unrealized depreciation	(402,479)
	Net unrealized appreciation	$ 575,842

** Money market fund; interest rate reflects seven day effective yield on April 30, 2014.

See accompanying notes to financial statements.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS		April 30, 2014

Shares	Description	Value
	MUTUAL FUNDS - 98.83%
	ASSET ALLOCATION FUNDS - 6.90%
31,368	Dodge & Cox Balanced Fund	$ 3,121,096
176,946	Goldman Sachs Income Builder Fund	4,152,927
		7,274,023
	DEBT FUNDS - 89.97%
254,910	Angel Oak Multi-Strategy Income Fund	3,099,701
502,959	BlackRock Strategic Income Opportunities Portfolio	5,180,477
1,425,827	Frost Total Return Bond Fund	15,498,744
539,589	Guggenheim - Floating Rate Income Fund	14,466,378
312,412	Hatteras Long/Short Debt Fund	3,105,375
947,614	Ivy High Income Fund	8,263,192
1,053,284	Leader Short-Term Bond Fund	10,690,835
425,994	Leader Total Return Fund	4,783,911
385,535	Metropolitan West Total Return Bond Fund	4,140,646
722,295	PIMCO Income Fund	9,043,138
508,979	TCW Total Return Bond Fund	5,176,312
954,327	Thompson Bond Fund	11,394,662
		94,843,371
	EQUITY FUND - 1.96%
141,834	Robeco Boston Partners Long/Short Research Fund	2,065,110

	TOTAL MUTUAL FUNDS (Cost - $ 103,853,818)	104,182,504

	SHORT-TERM INVESTMENTS - 0.71%
	MONEY MARKET FUND - 0.71%
742,064	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $742,064)	742,064

	TOTAL INVESTMENTS - 99.54% (Cost - $104,595,882) (a)	$ 104,924,568
	OTHER ASSETS AND LIABILITIES - NET - 0.46%	487,546
	TOTAL NET ASSETS - 100.0%	$ 105,412,114

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $104,616,470 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 511,579
	Unrealized depreciation	(203,481)
	Net unrealized appreciation	$ 308,098
** Money market fund; interest rate reflects seven day effective yield on April 30, 2014.

See accompanying notes to financial statements.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS		April 30, 2014

Shares	Description	Value
	MUTUAL FUNDS - 95.66%
	ASSET ALLOCATION FUNDS - 30.14%
106,479	Berwyn Income Fund	$ 1,530,101
86,887	Harbor Convertible Securities Fund	979,217
359,690	Neuberger Berman Absolute Return Multi Manager Fund	3,967,380
89,720	Palmer Square Absolute Return Fund	908,865
180,551	Sandalwood Opportunity Fund	1,973,425
		9,358,988
	DEBT FUNDS - 65.52%
116,060	Catalyst/Princeton Floating Rate Income Fund	1,224,435
174,625	Guggenheim - Floating Rate Income Fund	4,681,691
476,886	Homestead Short-Term Bond Fund	2,503,650
467,441	Ivy High Income Fund	4,076,085
401,914	Leader Short-Term Bond Fund	4,079,422
314,355	Osterweis Strategic Income Fund	3,778,546
		20,343,829

	TOTAL MUTUAL FUNDS (Cost - $29,410,710)	29,702,817

	SHORT-TERM INVESTMENTS - 4.16%
	MONEY MARKET FUND - 4.16%
1,289,673	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $1,289,673)	1,289,673

	TOTAL INVESTMENTS - 99.82% (Cost - $30,700,383) (a)	$ 30,992,490
	OTHER ASSETS AND LIABILITIES - NET - 0.18%	56,463
	TOTAL NET ASSETS - 100.0%	$ 31,048,953

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $30,713,935 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 296,782
	Unrealized depreciation	(18,227)
	Net unrealized appreciation	$ 278,555

** Money market fund; interest rate reflects seven day effective yield on April 30, 2014.

See accompanying notes to financial statements.

PACIFIC FINANCIAL FAITH & VALUES BASED MODERATE FUND
PORTFOLIO OF INVESTMENTS		April 30, 2014

Shares	Description	Value
SHORT-TERM INVESTMENTS - 100.00%
MONEY MARKET FUND - 100.00%
10	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $10)	$ 10

	TOTAL INVESTMENTS - 100.00% (Cost - $10)	$ 10
	OTHER ASSETS AND LIABILITIES - NET - 0.00%	-
	TOTAL NET ASSETS - 100.00%	$ 10

** Money market fund; interest rate reflects seven day effective yield on April 30, 2014.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2014

						Pacific Financial
	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Faith & Values
	Core Equity	Explorer	International	Strategic	Tactical	Based Moderate
	Fund	Fund	Fund	Conservative Fund	Fund	Fund (a)
Assets:
Total Securities, at cost	$ 180,807,463	$ 105,196,413	$ 30,587,410	$ 104,595,882	$ 30,700,383	$ 10

Investments in securities, at value	$ 189,363,993	$ 108,689,587	$ 31,163,455	$ 104,924,568	$ 30,992,490	$ 10
Receivable for fund shares sold	1,133,410	541,895	142,432	576,551	52,283	-
Interest and dividends receivable	2	1	-	199,409	33,825	-
Receivable for securities sold	-	34,344,848	4,291,302	-	-	-
Due from affiliates	-	-	-	-	2,346	-
Prepaid expenses and other assets	27,113	22,815	17,786	22,982	20,261	-
Total Assets	190,524,518	143,599,146	35,614,975	105,723,510	31,101,205	10

Liabilities:
Payable for fund shares redeemed	351,716	473,668	3,451	136,591	2,195	-
Payable for securities purchased	-	35,273,152	3,634,811	-	-	-
Investment advisory fees payable	149,711	90,733	25,937	82,077	25,271	-
Distribution (12b-1) fees payable	118,436	70,753	21,539	66,710	18,577	-
Fees payable to other affiliates	32,560	8,825	229	16,523	1,319	-
Accrued expenses and other liabilities	5,799	8,591	944	9,495	4,890	-
Total Liabilities	658,222	35,925,722	3,686,911	311,396	52,252	-

Net Assets	$ 189,866,296	$ 107,673,424	$ 31,928,064	$ 105,412,114	$ 31,048,953	$ 10

Net Assets:
Paid in capital ($0 par value, unlimited
shares authorized)	$ 174,277,434	$ 98,415,588	$ 34,600,571	$ 106,920,338	$ 31,068,648	$ 10
Undistributed net investment income (loss)	-	-	(74,222)	422,942	114,065	-
Accumulated net realized gain/(loss) on investments	7,032,332	5,764,662	(3,174,330)	(2,259,852)	(425,867)	-
Net unrealized appreciation on investments	8,556,530	3,493,174	576,045	328,686	292,107	-

Net Assets	$ 189,866,296	$ 107,673,424	$ 31,928,064	$ 105,412,114	$ 31,048,953	$ 10

Net Asset Value Per Share
Institutional Class Shares
Net assets	$ 50,930,698	$ 31,049,093	$ 7,116,986	$ 25,567,409	$ 10,645,393	$ -
Shares of Beneficial Interest Outstanding	5,277,461	3,203,240	1,229,884	2,678,968	1,068,699	-
Net asset value, offering and redemption
price per share	$ 9.65	$ 9.69	$ 5.79	$ 9.54	$ 9.96	$ -

Investor Class Shares
Net assets	$ 138,935,598	$ 76,624,331	$ 24,811,078	$ 79,844,705	$ 20,403,560	$ 10
Shares of Beneficial Interest Outstanding	14,848,483	8,080,624	4,422,635	8,398,289	2,090,475	1
Net asset value, offering and redemption
price per share	$ 9.36	$ 9.48	$ 5.61	$ 9.51	$ 9.76	$ 10.00

(a)	The inception date of Pacific Financial Faith & Values Based Moderate Fund is May 31, 2013, however fund operations have not commenced (see Note 1).

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2014

						Pacific Financial
	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Faith & Values
	Core Equity	Explorer	International	Strategic	Tactical	Based Moderate
	Fund	Fund	Fund	Conservative Fund	Fund	Fund (a)
Investment Income:
Dividends	$ 2,088,971	$ 850,509	$ 470,221	$ 3,283,886	$ 881,914	$ -
Interest	75	55	20	190	151	-
Total Investment Income	2,089,046	850,564	470,241	3,284,076	882,065	-

Expenses:
Investment advisory fees	1,509,962	794,120	241,516	977,971	287,941	-
Distribution (12b-1) fees - Institutional Class	120,911	66,402	15,653	71,233	27,730	-
Distribution (12b-1) fees - Investor Class	1,026,318	528,511	178,906	693,038	177,020	-
Administration service fees	216,233	112,922	34,328	140,218	40,733	-
Non 12b-1 Shareholder Services Fees	65,524	42,872	14,261	59,131	17,320	-
Registration fees	28,535	33,157	27,968	30,095	33,289	12,344
Audit fees	26,073	17,117	4,102	19,043	4,983	-
Custodian fees	17,822	10,571	4,698	15,850	5,552	-
Compliance officer fees	17,044	8,587	2,930	12,542	4,269	-
Printing and postage expense	15,646	14,605	5,577	3,135	5,872	5,401
Legal fees	7,728	9,745	7,414	7,520	8,860	10,325
Trustees' fees and expenses	6,616	6,267	6,356	6,542	6,245	-
Insurance expense	4,650	2,670	775	4,002	1,078	-
Miscellaneous expenses	14,160	4,181	2,515	6,881	2,013	2,724
Total Expenses	3,077,222	1,651,727	546,999	2,047,201	622,905	30,794
Less fees waived/reimbursed by the Advisor	-	-	-	-	-	(30,794)

Net Investment Income (Loss)	(988,176)	(801,163)	(76,758)	1,236,875	259,160	-

Realized and Unrealized
Gain (Loss) on Investments
Net realized gain/(loss) from investments	19,161,358	9,944,009	2,459,143	(2,549,386)	327,442	-
Distributions received from underlying
investment companies	1,498,974	278,906	720,329	290,263	106,832	-
Total realized gain (loss)	20,660,332	10,222,915	3,179,472	(2,259,123)	434,274	-
Net change in unrealized appreciation /
(depreciation) on investments	1,962,608	429,696	(713,768)	(1,725,556)	(617,631)	-
Total unrealized appreciation/(depreciation)	1,962,608	429,696	(713,768)	(1,725,556)	(617,631)	-
Net Realized and Unrealized Gain (Loss)	22,622,940	10,652,611	2,465,704	(3,984,679)	(183,357)	-

Net Increase (Decrease) in Net Assets
Resulting From Operations	$ 21,634,764	$ 9,851,448	$ 2,388,946	$ (2,747,804)	$ 75,803	$ -

(a)	The inception date of Pacific Financial Faith & Values Based Moderate Fund is May 31, 2013, however fund operations have not commenced (see Note 1).

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
	Pacific Financial		Pacific Financial		Pacific Financial
	Core Equity Fund		Explorer Fund		International Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2014	April 30, 2013	April 30, 2014	April 30, 2013	April 30, 2014	April 30, 2013
Operations:
Net investment income (loss)	$ (988,176)	$ 1,476,053	$ (801,163)	$ 640,481	$ (76,758)	$ 71,525
Distributions received from underlying
investment companies	1,498,974	631,028	278,906	41,096	720,329	110,243
Net realized gain (loss) from investments	19,161,358	6,633,986	9,944,009	2,231,606	2,459,143	(92,923)
Net change in unrealized appreciation /
(depreciation) on investments	1,962,608	3,065,965	429,696	2,448,689	(713,768)	1,166,821
Net Increase in Net Assets
Resulting From Operations	21,634,764	11,807,032	9,851,448	5,361,872	2,388,946	1,255,666

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	(450,240)	(311,122)	(161,416)	(202,499)	(15,829)	-
Investor Class	(516,059)	(148,639)	(86,663)	(135,168)	-	-
Net Realized Gains:
Institutional Class	(5,025,152)	(1,419,735)	(1,615,599)	(81,905)	-	-
Investor Class	(11,788,912)	(1,751,100)	(3,420,746)	(96,131)	-	-
Return of Capital:
Institutional Class	-	-	-	-	(42,180)	-
Investor Class	-	-	-	-	(90,938)	-
Total Distributions to Shareholders	(17,780,363)	(3,630,596)	(5,284,424)	(515,703)	(148,947)	-

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Institutional Class	14,289,065	10,027,765	15,393,706	7,550,710	2,912,712	2,438,531
Investor Class	80,705,669	44,361,698	58,843,500	22,295,165	16,161,325	8,939,499
Reinvestment of dividends and distributions
Institutional Class	5,409,005	167,601	1,745,458	22,806	57,677	-
Investor Class	12,187,545	1,862,087	3,489,589	226,417	90,380	-
Cost of shares redeemed
Institutional Class	(15,422,742)	(16,140,919)	(8,519,897)	(5,896,525)	(1,223,220)	(2,945,340)
Investor Class	(26,815,880)	(15,329,672)	(19,701,670)	(6,491,430)	(4,111,963)	(3,599,160)
Net Increase in Net Assets From
Share Transactions of Beneficial Interest	70,352,662	24,948,560	51,250,686	17,707,143	13,886,911	4,833,530

Total Increase in Net Assets	74,207,063	33,124,996	55,817,710	22,553,312	16,126,910	6,089,196

Net Assets:
Beginning of Period	115,659,233	82,534,237	51,855,714	29,302,402	15,801,154	9,711,958
End of Period **	$ 189,866,296	$ 115,659,233	$ 107,673,424	$ 51,855,714	$ 31,928,064	$ 15,801,154
** Includes undistributed net investment
income (loss) at end of period	$ -	$ 965,337	$ -	$ 180,661	$ (74,222)	$ 15,829

Share Activity
Institutional Class:
Shares Sold	1,449,753	1,174,933	1,585,998	940,411	531,519	510,417
Shares Reinvested	562,852	20,590	178,838	2,954	9,893	-
Shares Redeemed	(1,581,459)	(1,910,938)	(891,114)	(735,763)	(219,034)	(603,200)
Net increase / (decrease) in shares of
beneficial interest outstanding	431,146	(715,415)	873,722	207,602	322,378	(92,783)

Investor Class:
Shares Sold	8,463,473	5,284,718	6,197,638	2,785,997	2,989,160	1,903,343
Shares Reinvested	1,304,876	233,930	364,257	29,792	15,968	-
Shares Redeemed	(2,824,419)	(1,850,368)	(2,098,589)	(812,071)	(752,912)	(759,922)
Net increase in shares of
beneficial interest outstanding	6,943,930	3,668,280	4,463,306	2,003,718	2,252,216	1,143,421

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
					Pacific Financial
	Pacific Financial		Pacific Financial		Faith & Values
	Strategic Conservative Fund		Tactical Fund		Based Moderate Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	April 30, 2014	April 30, 2013	April 30, 2014	April 30, 2013	April 30, 2014 (a)
Operations:
Net investment income	$ 1,236,875	$ 2,417,669	$ 259,160	$ 565,840	$ -
Distributions received from underlying
investment companies	290,263	314,714	106,832	8,287	-
Net realized gain (loss) from investments	(2,549,386)	1,296,909	327,442	209,795	-
Net change in unrealized appreciation /
(depreciation) on investments	(1,725,556)	1,408,810	(617,631)	773,470	-
Net Increase (Decrease) in Net Assets
Resulting From Operations	(2,747,804)	5,438,102	75,803	1,557,392	-

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	(434,560)	(1,098,409)	(186,226)	(208,998)	-
Investor Class	(615,660)	(1,223,622)	(196,169)	(145,681)	-
Net Realized Gains:
Institutional Class	(149,742)	(164,340)	-	-	-
Investor Class	(416,449)	(225,272)	-	-	-
Return on Capital:
Institutional Class	-	-	-	-	-
Investor Class	-	-	-	-	-
Total Distributions to Shareholders	(1,616,411)	(2,711,643)	(382,395)	(354,679)	-

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Institutional Class	9,005,132	12,810,384	5,391,540	1,134,891	-
Investor Class	52,191,002	45,827,481	16,927,618	6,953,609	10
Reinvestment of dividends and distributions
Institutional Class	576,708	133,625	184,937	9,814	-
Investor Class	1,027,141	1,435,306	195,626	142,630	-
Cost of shares redeemed
Institutional Class	(17,613,205)	(11,601,270)	(4,763,384)	(8,571,547)	-
Investor Class	(33,851,762)	(14,040,749)	(9,466,425)	(7,293,839)	-
Net Increase (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	11,335,016	34,564,777	8,469,912	(7,624,442)	10

Total Increase (Decrease) in Net Assets	6,970,801	37,291,236	8,163,320	(6,421,729)	10

Net Assets:
Beginning of Period	98,441,313	61,150,077	22,885,633	29,307,362	-
End of Period **	$ 105,412,114	$ 98,441,313	$ 31,048,953	$ 22,885,633	$ 10
** Includes undistributed net investment
income at end of period	$ 422,942	$ 228,860	$ 114,065	$ 237,300	$ -

Share Activity
Institutional Class:
Shares Sold	938,592	1,307,125	543,201	114,983	-
Shares Reinvested	60,590	13,561	18,775	999	-
Shares Redeemed	(1,838,055)	(1,183,541)	(478,905)	(885,843)	-
Net increase (decrease) in shares of
beneficial interest outstanding	(838,873)	137,145	83,071	(769,861)	-

Investor Class:
Shares Sold	5,461,844	4,672,604	1,737,565	719,777	1
Shares Reinvested	108,476	146,113	20,209	14,750	-
Shares Redeemed	(3,557,092)	(1,434,584)	(972,307)	(767,927)	-
Net increase (decrease) in shares of
beneficial interest outstanding	2,013,228	3,384,133	785,467	(33,400)	1

(a)	The inception date of Pacific Financial Faith & Values Based Moderate Fund is May 31, 2013, however fund operations have not commenced (see Note 1).

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Institutional Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 9.21	$ 8.50	$ 8.96	$ 7.83	$ 5.63
Activity from investment operations:
Net investment income (loss) (1)	(0.01)	0.16	(0.04)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	1.57	0.91	(0.42)	1.16	2.23
Total from investment operations	1.56	1.07	(0.46)	1.13	2.20

Less distributions from:
Net Investment Income	(0.09)	(0.06)	-	-	(0.00)	(2)
Net Realized Gains	(1.03)	(0.30)	-	-	-
Total distributions	(1.12)	(0.36)	-	-	(0.00)	(2)

Net asset value, end of period	$ 9.65	$ 9.21	$ 8.50	$ 8.96	$ 7.83

Total return (3,4)	16.96%	13.15%	-5.13%	14.43%	39.11%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 50,931	$ 44,641	$ 47,280	$ 51,652	$ 48,216
Ratios of gross expenses to
average net assets: (5)	1.53%	1.65%	1.64%	1.68%	1.87%
Ratios of net expenses to
average net assets: (5)	1.53%	1.65%	1.64%	1.68%	1.98%	(6)
Ratios of net investment income (loss) to
average net assets: (5,7)	-0.13%	1.93%	-0.48%	-0.48%	-0.42%
Ratios of net investment income (loss) to
average net assets - pre waiver/recapture: (5,7)	-0.13%	1.93%	-0.48%	-0.48%	-0.31%
Portfolio turnover rate	267%	400%	454%	381%	582%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Per share amounts represent less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets inclusive of the Adviser's recapture of waived/reimbursed fees from prior periods.
(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 8.98	$ 8.32	$ 8.83	$ 7.78	$ 5.62
Activity from investment operations:
Net investment income (loss) (1)	(0.09)	0.12	(0.09)	(0.10)	(0.08)
Net realized and unrealized gain (loss)	1.54	0.87	(0.42)	1.15	2.24
Total from investment operations	1.45	0.99	(0.51)	1.05	2.16

Less distributions from:
Net Investment Income	(0.04)	(0.03)	-	-	(0.00)	(2)
Net Realized Gains	(1.03)	(0.30)	-	-	-
Total distributions	(1.07)	(0.33)	-	-	(0.00)	(2)

Net asset value, end of period	$ 9.36	$ 8.98	$ 8.32	$ 8.83	$ 7.78

Total return (3,4)	16.18%	12.28%	-5.78%	13.50%	38.47%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 138,936	$ 71,018	$ 35,254	$ 17,582	$ 2,265
Ratios of expenses to
average net assets: (5)	2.27%	2.40%	2.40%	2.43%	2.62%
Ratios of net investment income (loss) to
average net assets: (5,6)	-0.90%	1.41%	-1.17%	-1.31%	-1.11%
Portfolio turnover rate	267%	400%	454%	381%	582%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Per share amounts represent less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Institutional Class
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	April 30,	April 30,	April 30,	April 30,		April 30,
	2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 8.81	$ 7.89	$ 8.75	$ 7.92		$ 6.10
Activity from investment operations:
Net investment income (loss) (1)	(0.05)	0.16	(0.02)	(0.08)		(0.10)
Net realized and unrealized gain (loss)	1.55	0.89	(0.84)	1.16		1.95
Total from investment operations	1.50	1.05	(0.86)	1.08		1.85

Less distributions from:
Net Investment Income	(0.06)	(0.09)	-	-		(0.03)
Net Realized Gains	(0.56)	(0.04)	-	(0.25)		-
Total distributions	(0.62)	(0.13)	-	(0.25)		(0.03)

Net asset value, end of period	$ 9.69	$ 8.81	$ 7.89	$ 8.75		$ 7.92

Total return (2,3)	16.94%	13.48%	-9.83%	13.99%		30.30%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 31,049	$ 20,530	$ 16,752	$ 24,371		$ 5,649
Ratios of gross expenses to
average net assets: (4)	1.57%	1.70%	1.71%	1.86%		1.88%
Ratios of net expenses to
average net assets: (4)	1.57%	1.70%	1.71%	1.92%	(5)	2.00%	(5)
Ratios of net investment income (loss) to
average net assets: (4,6)	-0.48%	2.01%	-0.25%	-0.99%		-1.46%
Ratios of net investment income (loss) to
average net assets - pre waiver/recapture (4,6)	-0.48%	2.01%	-0.25%	-0.93%		-1.34%
Portfolio turnover rate	300%	466%	790%	688%		872%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets inclusive of the Adviser's recapture of waived/reimbursed fees from prior periods.
(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 8.66	$ 7.78	$ 8.68	$ 7.93	$ 6.09
Activity from investment operations:
Net investment income (loss) (1)	(0.12)	0.11	(0.07)	(0.13)	(0.16)
Net realized and unrealized gain (loss)	1.51	0.86	(0.83)	1.13	2.00
Total from investment operations	1.39	0.97	(0.90)	1.00	1.84
Less distributions from:
Net Investment Income	(0.01)	(0.05)	-	-	-
Net Realized Gains	(0.56)	(0.04)	-	(0.25)	-
Total distributions	(0.57)	(0.09)	-	(0.25)	-

Net asset value, end of period	$ 9.48	$ 8.66	$ 7.78	$ 8.68	$ 7.93

Total return (2,3)	16.04%	12.59%	-10.37%	12.96%	30.21%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 76,624	$ 31,326	$ 12,550	$ 8,011	$ 223
Ratios of expenses to
average net assets: (4)	2.33%	2.45%	2.46%	2.61%	2.63%
Ratios of net investment income (loss) to
average net assets: (4,5)	-1.27%	1.43%	-0.94%	-1.57%	-2.20%
Portfolio turnover rate	300%	466%	790%	688%	872%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Institutional Class
	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	April 30,	April 30,	April 30,		April 30,		April 30,
	2014	2013	2012		2011		2010

Net asset value, beginning of period	$ 5.23	$ 4.84	$ 6.39		$ 5.48		$ 4.28
Activity from investment operations:
Net investment income (loss) (1)	0.01	0.05	(0.01)		0.02		0.05
Net realized and unrealized gain (loss)	0.60	0.34	(1.53)		0.89		1.18
Total from investment operations	0.61	0.39	(1.54)		0.91		1.23

Less distributions from:
Net Investment Income	(0.01)	-	(0.01)		0.00	(2)	(0.03)
Return of Capital	(0.04)
Total distributions	(0.05)	-	(0.01)		0.00	(2)	(0.03)

Net asset value, end of period	$ 5.79	$ 5.23	$ 4.84		$ 6.39		$ 5.48

Total return (3,4)	11.61%	8.06%	-24.15%		16.63%		28.80%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 7,117	$ 4,750	$ 4,842		$ 10,541		$ 20,006
Ratios of gross expenses to
average net assets: (5)	1.71%	2.05%	1.91%		1.92%		1.98%
Ratios of net expenses to
average net assets: (5)	1.71%	2.05%	1.99%	(6)	2.00%	(6)	2.00%	(6)
Ratios of net investment income (loss) to
average net assets: (5,7)	0.15%	1.02%	-0.22%		0.28%		0.94%
Ratios of net investment income (loss) to
average net assets - pre waiver/recapture: (5,7)	0.15%	1.02%	-0.14%		0.35%		0.95%
Portfolio turnover rate	136%	332%	570%		584%		474%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Per share amount represents less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets inclusive of the Adviser's recapture of waived/reimbursed fees from prior periods.
(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	April 30,	April 30,	April 30,	April 30,		April 30,
	2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 5.09	$ 4.74	$ 6.32	$ 5.44		$ 4.28
Activity from investment operations:
Net investment income (loss) (1)	(0.03)	0.02	(0.04)	(0.05)		0.02
Net realized and unrealized gain (loss)	0.57	0.33	(1.52)	0.93		1.16
Total from investment operations	0.54	0.35	(1.56)	0.88		1.18

Less distributions from:
Net Investment Income	-	-	(0.02)	0.00	(2)	(0.02)
Return of Capital	(0.02)
Total distributions	(0.02)	-	(0.02)	0.00	(2)	(0.02)

Net asset value, end of period	$ 5.61	$ 5.09	$ 4.74	$ 6.32		$ 5.44

Total return (3,4)	10.68%	7.38%	-24.72%	16.18%		27.66%
Ratios/Supplemental Data:
Net assets, end of period	$ 24,811	$ 11,051	$ 4,870	$ 5,039		$ 808
Ratios of expenses to
average net assets: (5)	2.46%	2.80%	2.69%	2.67%		2.73%
Ratios of net investment income (loss) to
average net assets: (5,6)	-0.48%	0.34%	-0.78%	-0.80%		0.34%
Portfolio turnover rate	136%	332%	570%	584%		474%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Per share amount represents less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Institutional Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 9.96	$ 9.59	$ 9.52	$ 9.37	$ 9.10
Activity from investment operations:
Net investment income (1)	0.17	0.34	0.29	0.45	0.26
Net realized and unrealized gain (loss)	(0.38)	0.39	0.07	0.14	0.21
Total from investment operations	(0.21)	0.73	0.36	0.59	0.47

Less distributions from:
Net Investment Income	(0.15)	(0.31)	(0.29)	(0.44)	(0.20)
Net Realized Gains	(0.06)	(0.05)	-	-	-
Total distributions	(0.21)	(0.36)	(0.29)	(0.44)	(0.20)

Net asset value, end of period	$ 9.54	$ 9.96	$ 9.59	$ 9.52	$ 9.37

Total return (2,3)	-2.15%	7.70%	3.81%	6.41%	5.24%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 25,567	$ 35,042	$ 32,426	$ 33,153	$ 43,886
Ratios of gross expenses to
average net assets: (4)	1.56%	1.65%	1.65%	1.71%	1.81%
Ratios of net expenses to
average net assets: (4)	1.56%	1.65%	1.65%	1.71%	1.91%	(5)
Ratios of net investment income to
average net assets: (4,6)	1.78%	3.45%	3.04%	4.72%	2.78%
Ratios of net investment income to
average net assets - pre waiver/recapture (4,6)	1.78%	3.45%	3.04%	4.72%	2.88%
Portfolio turnover rate	218%	81%	218%	162%	247%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets inclusive of the Adviser's recapture of waived/reimbursed fees from prior periods.
(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 9.93	$ 9.57	$ 9.50	$ 9.33	$ 9.09
Activity from investment operations:
Net investment income (1)	0.10	0.28	0.23	0.47	0.26
Net realized and unrealized gain (loss)	(0.38)	0.38	0.05	0.05	0.15
Total from investment operations	(0.28)	0.66	0.28	0.52	0.41

Less distributions from:
Net Investment Income	(0.08)	(0.25)	(0.21)	(0.35)	(0.17)
Net Realized Gains	(0.06)	(0.05)	-	-	-
Total distributions	(0.14)	(0.30)	(0.21)	(0.35)	(0.17)

Net asset value, end of period	$ 9.51	$ 9.93	$ 9.57	$ 9.50	$ 9.33

Total return (2,3)	-2.83%	6.92%	3.01%	5.61%	4.58%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 79,845	$ 63,399	$ 28,724	$ 11,906	$ 1,552
Ratios of expenses to
average net assets: (4)	2.31%	2.40%	2.41%	2.46%	2.56%
Ratios of net investment income (loss) to
average net assets: (4,5)	1.05%	2.86%	2.40%	4.91%	2.76%
Portfolio turnover rate	218%	81%	218%	162%	247%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Institutional Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 10.09	$ 9.54	$ 9.78	$ 9.84	$ 9.25
Activity from investment operations:
Net investment income (1)	0.14	0.28	0.11	0.21	0.16
Net realized and unrealized gain (loss)	(0.12)	0.48	(0.28)	(0.06)	0.44
Total from investment operations	0.02	0.76	(0.17)	0.15	0.60

Less distributions from:
Net Investment Income	(0.15)	(0.21)	(0.07)	(0.21)	(0.01)
Total distributions	(0.15)	(0.21)	(0.07)	(0.21)	(0.01)

Net asset value, end of period	$ 9.96	$ 10.09	$ 9.54	$ 9.78	$ 9.84

Total return (2,3)	0.25%	7.98%	-1.76%	1.53%	6.48%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 10,645	$ 9,949	$ 16,752	$ 20,953	$ 22,394
Ratios of gross expenses to
average net assets: (4)	1.70%	1.79%	1.70%	1.80%	1.88%
Ratios of net expenses to
average net assets: (4)	1.70%	1.79%	1.70%	1.80%	2.00%	(5)
Ratios of net investment income to
average net assets: (4,6)	1.37%	2.87%	1.14%	2.09%	1.68%
Ratios of net investment income to
average net assets - pre waiver/recapture: (4,6)	1.37%	2.87%	1.14%	2.09%	1.80%
Portfolio turnover rate	117%	156%	263%	324%	240%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets inclusive of the Adviser's recapture of waived/reimbursed fees from prior periods.
(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.
	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 9.91	$ 9.38	$ 9.65	$ 9.78	$ 9.24
Activity from investment operations:
Net investment income (1)	0.06	0.21	0.04	0.14	0.12
Net realized and unrealized gain (loss)	(0.11)	0.46	(0.28)	(0.06)	0.42
Total from investment operations	(0.05)	0.67	(0.24)	0.08	0.54
Less distributions from:
Net Investment Income	(0.10)	(0.14)	(0.03)	(0.21)	-
Total distributions	(0.10)	(0.14)	(0.03)	(0.21)	-

Net asset value, end of period	$ 9.76	$ 9.91	$ 9.38	$ 9.65	$ 9.78

Total return (2,3)	-0.50%	7.15%	-2.49%	0.80%	5.84%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 20,404	$ 12,937	$ 12,556	$ 6,251	$ 498
Ratios of expenses to
average net assets: (4)	2.45%	2.54%	2.46%	2.55%	2.63%
Ratios of net investment income (loss) to
average net assets: (4,5)	0.61%	2.23%	0.41%	1.49%	1.20%
Portfolio turnover rate	117%	156%	263%	324%	240%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2014

1.

ORGANIZATION

The Pacific Financial family of mutual funds (each a “Fund” and collectively the “Funds”) is comprised of six different actively managed funds. Each Fund is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Funds are the Pacific Financial Core Equity Fund ("Core Equity Fund"), the Pacific Financial Explorer Fund ("Explorer Fund"), the Pacific Financial International Fund ("International Fund"), the Pacific Financial Strategic Conservative Fund ("Strategic Conservative Fund"), the Pacific Financial Tactical Fund ("Tactical Fund"), and the Pacific Financial Faith & Values Based Moderate Fund (“Faith & Values Based Moderate Fund”). Faith & Values Based Moderate Fund has incurred costs of start-up which have been borne by the Advisor but has not yet commenced operations as of April 30, 2014. Commencement of operations will occur when the fund trades within its stated objective. The investment objective of each fund is as follows:

Fund

Primary Objective

Core Equity Fund

Long Term Capital Appreciation

Explorer Fund

Long Term Capital Appreciation

International Fund

Long Term Capital Appreciation

Strategic Conservative Fund

Preservation of Capital and Current Income

Tactical Fund

Long Term Capital Appreciation

Faith & Values Based Moderate Fund

Long Term Capital Appreciation and Current Income

Each Fund, with the exception of Faith & Values Based Moderate Fund, currently offers two classes of shares: Institutional Shares and Investor Shares.  Faith & Values Based Moderate Fund offers Investor Shares. Each class of shares of the Funds has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders.  The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies.  Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2014

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2014

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2014, for the Funds’ assets measured at fair value:

Pacific Financial Core Equity Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 108,471,353	$ -	$ -	$ 108,471,353
Exchange Traded Funds	80,165,020	-	-	80,165,020
Short-Term Investments	727,620	-	-	727,620
Total	$ 189,363,993	$ -	$ -	$ 189,363,993

Pacific Financial Explorer Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 7,633,675	$ -	$ -	$ 7,633,675
Exchange Traded Funds	99,832,855	-	-	99,832,855
Short-Term Investments	1,223,057	-	-	1,223,057
Total	$ 108,689,587	$ -	$ -	$ 108,689,587

Pacific Financial International Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 24,156,806	$ -	$ -	$ 24,156,806
Exchange Traded Funds	6,679,962	-	-	6,679,962
Short-Term Investments	326,687	-	-	326,687
Total	$ 31,163,455	$ -	$ -	$ 31,163,455

Pacific Financial Strategic Conservative Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 104,182,504	$ -	$ -	$ 104,182,504
Short-Term Investments	742,064	-	-	742,064
Total	$ 104,924,568	$ -	$ -	$ 104,924,568

Pacific Financial Tactical Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 29,702,817	$ -	$ -	$ 29,702,817
Short-Term Investments	1,289,673	-	-	1,289,673
Total	$ 30,992,490	$ -	$ -	$ 30,992,490

Pacific Financial Faith & Values Based Moderate Fund
Assets *	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 10	$ -	$ -	$ 10
Total	$ 10	$ -	$ -	$ 10

* Refer to the Portfolio of Investments for Industry Classification.

The Funds did not hold any Level 3 securities during the year.

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to record transfers between Levels at the end of the reporting period.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2014

Security Transactions and Related Income – Security transactions are accounted for the trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually except for the Strategic Conservative Fund, which is declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or for the year ended April 30, 2014, related to uncertain tax positions taken on returns filed for open tax years (2011-2013) or expected to be taken in each Fund’s 2014 tax returns.  Each Fund identifies their major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.  Expenses specifically attributable to a particular Fund in the Pacific Financial family of Funds are borne by that Fund.  Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Pacific Financial family of Funds or another reasonable basis.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2014

3.

INVESTMENT TRANSACTIONS

For the year ended April 30, 2014, cost of purchases and proceeds from sales of Fund securities, other than short-term investments amounted to the following:

Fund	Purchases	Sales
Core Equity Fund	$ 455,105,434	$ 402,507,225
Explorer Fund	287,010,849	238,966,752
International Fund	50,346,314	32,919,180
Strategic Conservative Fund	222,543,712	208,096,941
Tactical Fund	38,536,378	30,827,589
Faith & Values Based Moderate Fund	-	-

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The Pacific Financial Group, Inc. serves as the Funds’ investment advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others, including the Advisor.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of each Fund’s average daily net assets.

The Advisor has voluntarily agreed to absorb the expenses of the Faith & Values Based Moderate Fund through the commencement of operations, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement will not exceed 0.00% for all classes. This voluntary limitation may be discontinued without notice at any time.  For the period ended April 30, 2014, expenses of $30,794 were waived and reimbursed by the Advisor.

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to the Institutional and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the year ended April 30, 2014, pursuant to the Plans, the Institutional and Investor Class shares accrued the following fees:

Fund	Institutional Class	Investor Class
Core Equity Fund	$ 120,911	$ 1,026,318
Explorer Fund	66,402	528,511
International Fund	15,653	178,906
Strategic Conservative Fund	71,233	693,038
Tactical Fund	27,730	177,020
Faith & Values Based Moderate Fund	N/A	-

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of GFS. The Distributor did not receive any commissions from the sale of the Funds’ shares.

Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Funds. GFS provides Principal Executive Officer and a Principal Financial Officer to the Funds.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2014

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Funds.

Orion Advisor Services, LLC (“Orion”), an affiliate of GFS, provides shareholder administration services to the Funds. For the year ending April 30, 2014, the Funds paid fees to Orion for compensation for these services as follows:

Fund
Core Equity Fund	$85,101
Explorer Fund	40,432
International Fund	13,277
Strategic Conservative Fund	61,461
Tactical Fund	17,121

5.    DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the years ended April 30, 2014 and April 30, 2013 were as follows:

For the year ended April 30, 2014:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Core Equity Fund	$ 17,578,732	$ 201,631	$ -	$ 17,780,363
Explorer Fund	4,749,789	534,635	-	5,284,424
International Fund	15,829	-	133,118	148,947
Strategic Conservative Fund	1,249,440	366,971	-	1,616,411
Tactical Fund	382,395	-	-	382,395
Faith & Values Based Moderate Fund	-	-	-	-

For the year ended April 30, 2013:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Core Equity Fund	$ 3,572,691	$ 57,905	$ -	$ 3,630,596
Explorer Fund	515,703	-	-	515,703
International Fund	-	-	-	-
Strategic Conservative Fund	2,322,031	389,612	-	2,711,643
Tactical Fund	354,679	-	-	354,679

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2014

As of April 30, 2014, the components of distributable earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Post October	Unrealized	Total
	Ordinary	Long-Term	Carry	Loss and	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Core Equity Fund	$ 5,212,995	$ 1,819,337	$ -	$ -	$ 8,556,530	$ 15,588,862
Explorer Fund	3,976,812	1,831,251	-	-	3,449,773	9,257,836
International Fund	-	-	(3,174,127)	(74,222)	575,842	(2,672,507)
Strategic Conservative Fund	422,942	-	(1,996,383)	(242,881)	308,098	(1,508,224)
Tactical Fund	114,065	-	(373,289)	(39,026)	278,555	(19,695)
Faith & Values Based Moderate Fund	-	-	-	-	-	-

The difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such late year losses as follows:

Late Year Losses
Core Equity Fund	$ -
Explorer Fund	-
International Fund	74,222
Strategic Conservative Fund	-
Tactical Fund	-
Faith & Values Based Moderate Fund	-

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such losses as follows:

Post October Losses
Core Equity Fund	$ -
Explorer Fund	-
International Fund	-
Strategic Conservative Fund	242,881
Tactical Fund	39,026
Faith & Values Based Moderate Fund	-

At April 30, 2014, the following Funds had capital loss carry forwards (“CLCF”) for federal income tax purposes available to offset future capital gains along with capital loss carry forwards utilized in the current year as follows:

			Non-Expiring
	2016	2017	Short-Term	Long-Term	Total	CLCF Utilized
Core Equity Fund	$ -	$ -	$ -	$ -	$ -	$ -
Explorer Fund	-	-	-	-	-	-
International Fund	1,383,595	1,258,183	532,349	-	3,174,127	3,179,002
Strategic Conservative Fund	-	-	1,644,311	352,072	1,996,383	-
Tactical Fund	-	266,527	106,762	-	373,289	471,928
Faith & Values Based Moderate Fund	-	-	-	-	-	-

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2014

The Regulated Investment Company Modernization Act of 2010 (the “Act”) which was enacted on December 22, 2010 requires the Funds to utilize post-enactment (non-expiring) capital losses prior to pre-enactment capital loss carryovers for fiscal years ends beginning after the date of enactment.  As a result, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized.

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions and the tax treatment of net operating losses and non-deductible expenses, resulted in reclassification for the tax year ended April 30, 2014 for the funds as follows:

	Paid	Undistributed	Undistributed
	In Capital	Ordinary Income (Loss)	Long-Term Gains (Loss)
Core Equity Fund	$ (24,353)	$ 989,139	$ (964,786)
Explorer Fund	(8,370)	868,581	(860,211)
International Fund	(2,536)	2,536	-
Strategic Conservative Fund	(8,883)	7,427	1,456
Tactical Fund	-	-	-
Faith & Values Based Moderate Fund	-	-	-

6.    UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Pacific Financial Faith & Values Based Moderate Fund currently invests all of its assets in Milestone Treasury Obligations Portfolio. The Milestone Treasury Obligations Portfolio is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Milestone Treasury Obligations Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Milestone Treasury Obligations Portfolio. The financial statements of the Milestone Treasury Obligations Portfolio, including the portfolio of investments, can be found at the Milecap website, http://www.milecap.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of April 30, 2014, the Fund invested 100.0% of its net assets in the Milestone Treasury Obligations Portfolio.

7.    SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, Pacific Financial Tactical Fund and Pacific Financial Faith & Values Based Moderate Fund and Board of Trustees of

Northern Lights Fund Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, Pacific Financial Tactical Fund and Pacific Financial Faith & Values Based Moderate Fund (the “Funds”), each a series of the Northern Lights Fund Trust, as of April 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund and Pacific Financial Tactical Fund, and the related statements of operations, changes in net assets and financial highlights for the period May 31, 2013 (inception date) through April 30, 2014, for Pacific Financial Faith & Values Based Moderate Fund. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2014, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, Pacific Financial Tactical Fund and Pacific Financial Faith & Values Based Moderate Fund, as of April 30, 2014, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio

June 30, 2014

THE PACIFIC FINANCIAL FUNDS

EXPENSE EXAMPLES

April 30, 2014 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in a Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Institutional Class	Fund’s Annualized Expense Ratio	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period*	Ending Account Value 4/30/14	Expenses Paid During Period*

Pacific Financial Core Equity Fund	1.50%	$ 1,000.00	$ 1,055.10	$ 7.64	$ 1,017.36	$ 7.50
Pacific Financial Explorer Fund	1.57%	$ 1,000.00	$ 1,054.50	$ 8.00	$ 1,017.01	$ 7.85
Pacific Financial International Fund	1.69%	$ 1,000.00	$ 1,020.40	$ 8.47	$ 1,016.41	$ 8.45
Pacific Financial Strategic Conservative Fund	1.55%	$ 1,000.00	$ 1,009.60	$ 7.72	$ 1,017.11	$ 7.75
Pacific Financial Tactical Fund	1.70%	$ 1,000.00	$ 1,016.60	$ 8.50	$ 1,016.36	$ 8.50

			Actual		Hypothetical (5% return before expenses)
Investor Class	Fund’s Annualized Expense Ratio	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period*	Ending Account Value 4/30/14	Expenses Paid During Period*

Pacific Financial Core Equity Fund	2.26%	$ 1,000.00	$ 1,051.70	$ 11.50	$ 1,013.59	$ 11.28
Pacific Financial Explorer Fund	2.32%	$ 1,000.00	$ 1,051.10	$ 11.80	$ 1,013.29	$ 11.58
Pacific Financial International Fund	2.44%	$ 1,000.00	$ 1,016.90	$ 12.20	$ 1,012.69	$ 12.18
Pacific Financial Strategic Conservative Fund	2.30%	$ 1,000.00	$ 1,006.30	$ 11.44	$ 1,013.39	$ 11.48
Pacific Financial Tactical Fund	2.46%	$ 1,000.00	$ 1,012.30	$ 12.27	$ 1,012.60	$ 12.28
Pacific Financial Faith & Values Based Moderate Fund	0.00%	$ 1,000.00	$ 1,000.00	$ 0.00	$ 1,045.75	$ 0.00

*Expenses Paid during the Period are equal to the Class’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days and divided by 365.

The Pacific Financial Funds

SUPPLEMENTAL INFORMATION (Unaudited)

April 30, 2014

Pacific Funds (Adviser – The Pacific Financial Group, Inc.)

In connection with the regular meeting held on February 25-26, 2014 the Board of Trustees (the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement between The Pacific Financial Group, Inc. (“PFG”) and the Trust (the “Advisory Agreement”), with respect to Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund & Pacific Financial Tactical Fund (each a “Fund” and collectively the “Funds”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of Counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services.  The Trustees noted PFG, established in 1984, currently manages approximately $840 million in assets.  The Trustees reviewed the background information provided on the key investment personnel responsible for servicing the Funds and noted the longevity of the relationship between PFG and the Trust, the longevity of some of PFG’s investment team members, and satisfaction with the overall investments team’s experience with portfolio management, research and analysis, compliance and finance.  The Trustees acknowledged PFG has access to some of the best research tools available that provide sophisticated analytics to produce a robust proprietary research process, “Rational Analysis,” which integrates the optimal elements of fundamental analysis, technical analysis, and quantitative studies into its investment decision making model and is applied to all funds PFG manages.  While recognizing that not all strategy risks can be eliminated, the Trustees reviewed several risks PFG identified associated with the various Funds and were satisfied with PFG’s mitigation techniques for each Fund including monitoring certain trigger points related to the health of the economy, fundamental and technical perspectives and the actions PFG may take with respect to these triggers. The Trustees took note that PFG prides itself on having a strong culture of compliance with an experienced chief compliance officer who is responsive and actively involved in monitoring the day to day Fund activities as well as being engaged on a strategic basis.  The Trustees reviewed PFG’s broker-dealer selection process and noted PFG’s approach to best execution practices includes reviews and evaluations of trading efficiency, quality of customer service, reasonableness of commissions and trading costs, ability to provide support and other operational considerations.  The Trustees noted favorably that there have been no material compliance or litigation issues reported since the last advisory contract approval.  The Trustees recognize PFG’s culture of teamwork, putting the interest of the client first, and willingness to add personnel and technology resources to support the Funds and concluded PFG will likely continue to provide a high quality service to the Funds and its shareholders.

Performance.

Pacific Core Equity –  The Trustees reviewed the Fund’s performance noting it has steadily improved its Morningstar category ranking from 93% to 14% and, as of February 14, 2014, is outperforming both the Morningstar Long Term Capital Appreciation category as well as the S&P 500 Index.  The Trustees noted the Fund has performed in line with its Morningstar category and the S&P 500, and has generally outperformed its peer group over the last year.  The Trustees noted the importance of this statistic as PFG has made adjustments to the Fund’s trading program to reduce the number of short term trades in an effort to improve performance.  They further noted that, over the long term the Fund has lagged in performance, but recent changes have improved relative performance.  They considered the Fund

The Pacific Financial Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

April 30, 2014

continued to show less alpha than the Morningstar category, but considered the spread has narrowed with changes to the investment program.  The Trustees noted the Fund shows more downside capture and had a slightly higher standard deviation than its Morningstar category, but agreed the downside capture is within a reasonable range.  The Trustees agreed that, overall, the Fund is achieving its objective for shareholders of long-term capital appreciation.  The Trustees concluded the performance is reasonable.

Pacific Explorer – The Trustees noted the Fund has steadily improved its performance over the last five years from a rank of 99% to a current ranking of 43% in its Morningstar category.  They further noted PFG has made changes to its staffing levels which appears to be helping with the Fund’s overall performance.  The Trustees reviewed various MPT statistics provided by PFG noting the Fund’s return per unit of risk has improved in the last one to two years, and is more in line with its Morningstar category and the S&P 500 Index.  They considered the Fund’s upside capture ratio has improved which has resulted in improved performance in a rising stock market environment noting the Fund’s year to date outperformance relative to both the S&P 500 and the Morningstar Mid Cap Growth Category.  The Trustees agreed that, overall, the Fund is achieving its objective for shareholders of long-term capital appreciation.  The Trustees concluded the performance is reasonable.

Pacific International – The Trustees considered the Fund’s recent improved performance noting the Fund’s outperformance of each benchmark over the one-year period with returns of 23.59% versus 18.40% for the peer group and 20.27% for the Morningstar Foreign Large Blend category average.  They noted the Fund underperformed its peer group and Morningstar category over the five year and since inception periods, but noted positively the significantly improved, positive performance over more recent periods. The Trustees acknowledged PFG’s efforts to improve performance as evidenced by improved relative performance and improved downside capture. The Trustees concluded the performance is reasonable.

Pacific Strategic Conservative –  The Trustees noted the Fund’s performance indicates a reasonable correlation to the index with returns that are generally in line with index returns over time.  The Trustees reviewed the Fund’s strategy and returns over the one year, five year and since inception periods and noted the Fund’s underperformance during each period.  The Trustees considered, however, PFG had recently made changes to its approach to management of the Fund and if PFG maintained the positive changes, the Trustees expect the Fund will continue to capture upside and avoid excessive downside capture overtime.  The Trustees concluded that, based on the changes made to the Fund’s investment program by PFG, it will continue to be a valuable addition to the fund family and a benefit to shareholders.

Pacific Tactical –  The Trustees reviewed the performance of the Fund over the one-year, five-year and since inception periods noting the Fund’s outperformance relative to its peer group over the one and five-year periods.  The Trustees considered the Fund’s underperformance relative to the Morningstar Tactical Allocation category over each period, but noted PFG’s representation that the category was a poor point of comparison for the Fund as the Fund had low duration and was managed conservatively.  The Trustees noted certain changes PFG had made to the investment strategy in light of rising interest rates including the addition of alternative positions in the Fund’s portfolio.  After further discussion, the Trustees concluded that, based on the changes made to the Fund’s investment program by PFG, it will continue to be a valuable addition to the fund family and a benefit to shareholders.

Fees and Expenses.  The Trustees noted that the advisory fee for each Fund is 1%.  The Trustees compared the advisory fees to the average fees charged by each Fund’s peer group and Morningstar Category.  They noted, however, each Fund’s advisory fee is within the range of fees charged by other funds in its respective Morningstar category and, with the exception of Pacific Tactical, the Funds’ net expense ratios are within the range of those presented for the respective Morningstar category and peer group.  They further noted that each Fund charges a management fee that is higher than its peer group average, but considered that the Funds are not marketed to the general public and, rather, are intended to be part of a professionally advised portfolio by financial planners who normally charge an additional fee for such services.  They considered the additional services shareholders receive from PFG and noted PFG

The Pacific Financial Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

April 30, 2014

works with brokers to develop strategies to meet the needs of broker clients invested in the Funds.  After further discussion, the Trustees concluded that the management fee for each Fund is reasonable.

Economies of Scale.  The Trustees considered whether economies of scale had been realized, on a Fund-by-Fund basis, with respect to the management of the Funds.  They noted that although each Fund’s AUM had increased during the year, most of the Funds had not yet reached $100 million.  The Trustees further noted PFG’s projected AUM for each Fund at the end of the current fiscal year, and considered that PFG had represented to the Trustees that it would consider breakpoints in the future as each Fund reached a size that achieved reasonable economies of scale.  After discussion, it was the consensus of the Trustees that based on current size of each Fund, while economies had not been reached at this time, the matter of economies of scale would be revisited at the next renewal of the agreement and as a Fund size materially increases.

Profitability.  The Trustees reviewed the profitability analyses provide by PFG for each Fund.  The Trustees considered PFG’s profits realized in connection with the operation of each Fund and whether the profit level represented is a fair entrepreneurial profit with respect to the services to be provided to the Funds.  The Trustees noted that PFG earned a profit from each Fund, and agreed that the profits, as a percentage of fees paid, were reasonable in each case.  The Trustees concluded that the level of profit was not excessive.

Conclusion. Having requested and received such information from PFG as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of the shareholders of Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund & Pacific Financial Tactical Fund.

* Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

The Pacific Financial Funds

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

April 30, 2014

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	106	Two Roads Shared Trust (since 2012) (Chairman of the Valuation Committee); Forethought Variable Insurance Trust (since 2013) (Lead Independent and Chairman of the Valuation Committee)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	106	Schroder Global Series Trust and Two Roads Shared Trust (since 2012)
Anthony J. Hertl^ Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	106

AdvisorOne Funds (2004-2013); Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (2010-2013) and Northern Lights Variable Trust (since 2006)

Gary W. Lanzen^ Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, Partner and President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 -2010).	106	AdvisorOne Funds (16 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (2010-2011); Northern Lights Variable Trust (since 2006)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	133	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Ladenburg Thalmann Alternative Strategies Fund (since 2012)
Mark H. Taylor^ Born in 1964	Trustee Since 2007	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011); Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006).	133

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

 Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers*** 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013; President Since 2006	Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly President and Manager, GemCom LLC (2004 - 2011).	106	Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (2004 - 2013).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A
Lynn Bowley 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant and Transfer Agent).

  ^ These Trustees were named in the SEC order instituting settled administrative proceedings against Northern Lights Compliance Services, LLC, Gemini Fund Services, LLC and certain Trustees.  For more information, please see the “Legal Proceedings” in the Statement of Additional Information (“SAI”).

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-451-TPFG.

4/30/14 – NLFT_v4

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. February 2014
FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how a Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that a Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-451-TPFG.

INVESTMENT ADVISOR

The Pacific Financial Group, Inc.

777 108th Avenue NE, Suite 2100

Bellevue, WA 98004

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2010 - $45,000

2011 - $47,500

2012 - $51,250

2013 - $51,250

2014 - $56,500

(b)

Audit-Related Fees

2010 - $0

2011 - $0

2012 - $0

2013 - $0

2014 - $0

(c)

Tax Fees

2010 - $11,000

2011 - $12,500

2012 - $12,500

2013 - $12,500

2014 - $15,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2010 – None

2011 – None

2012 – None

2013 – None

2014 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2010

 2011

   2012

    2013

     2014

Audit-Related Fees:

0.00%

 0.00%

   0.00%   0.00%    0.00%

Tax Fees:

0.00%

 0.00%

   0.00%   0.00%    0.00%

All Other Fees:

0.00%

 0.00%

   0.00%   0.00%    0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2010 - $11,000

2011 - $12,500

2012 - $12,500

2013 - $12,500

2014 - $15,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/7/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

7/7/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

7/7/14